Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2014
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital

11. Common Stock and Additional Paid-in Capital:

Net Income Attributable to DryShips Inc. and Transfers to the Non-controlling Interest:

The following table represents the effects of any changes in DryShips Inc. ownership interest in a subsidiary on the equity attributable to the shareholders of DryShips Inc.

	Six month period ended June 30,

	2013	2014

Net loss attributable to DryShips Inc.	$(134,845)	$(40,185)
Transfers to the non-controlling interest:
Decrease in DryShips Inc. equity for reduction in subsidiary ownership	(45,418)	(1,924)

Net transfers to the non-controlling interest	(45,418)	(1,924)
Net loss attributable to DryShips Inc. and transfers to the non-controlling interest	$(180,263)	$(42,109)

Issuance of common shares

On October 4, 2013, the Company filed a prospectus supplement to the universal shelf registration statement on Form F-3 filed on August 30, 2013, pursuant to an at-the-market offering for up to $200,000 of the Company's common shares. In connection with the offering, the Company entered into a Sales Agreement with Evercore, the sales agent, dated October 4, 2013. During 2013, 6,892,233 common shares were issued and sold pursuant to the at-the-market offering, resulting in  proceeds of $23,655, after deducting commissions, while in the six months ended June 30, 2014, 22,209,844 common shares were issued and sold pursuant to the at-the-market offering, resulting in proceeds of $90,016, after deducting commissions.

Sale of Ocean Rig shares

On February 14, 2013, the Company completed a public offering of an aggregate of 7,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $122,960 of net proceeds from the public offering. The net assets of Ocean Rig as of February 14, 2013, amounted to $2,950,992. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests, which amounted to $45,418, was recognized in equity attributable to the controlling interest.

Treasury stock

During September 2011, April 2012 and January 2013, the share borrower described in Note 9 returned to the Company an aggregate of 21,000,000 loaned shares of the Company's common stock, which were not retired and are held as treasury stock.

Dividends

On May 8, 2014, Ocean Rig announced that its Board of Directors declared a quarterly cash dividend with respect to the quarter ended March 31, 2014 of $0.19 per common share, to shareholders on record as of May 20, 2014. The dividend was paid on May 29, 2014. The Company received dividends amounting to $14,877, from its subsidiary, during the six month period ended June 30, 2014.